Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment as of December 31, 2023 and 2022 consisted of the following:

	2023	2022
Machinery and equipment	$2,133,142	$1,769,482
Transportation vehicles	423,812	237,255
Electronic devices	126,342	89,614
Office furniture and equipment	60,196	48,728
Construction in progress	21,619	-
Building	500,353	501,023
Total property plant and equipment, at cost	3,265,464	2,646,102
Less: accumulated depreciation	(1,340,489)	(983,947)
Property, plant and equipment, net	$1,924,975	$1,662,155

As of December 31, 2023 and 2022, the Company had no impaired or pledged property and equipment.

Additions to property and equipment for the years ended December 31, 2023 and 2022 were $696,772 and $926,117, respectively. There were no disposals during these periods.

Depreciation expenses were $385,666, $268,346 and $215,121 for the years ended December 31, 2023, 2022 and 2021, respectively.

The depreciation expenses included in cost of sales during the years ended December 31, 2023, 2022 and 2021were $243,284, $184,542 and $121,455, respectively.